U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin  53202

February 13, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	USA Mutuals (the “Company”)
Securities Act Registration No.: 333-57548 Investment Company Registration No.: 811-10319 USA Mutuals Takeover Targets Fund

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, the Company hereby submits Post-Effective Amendment No. 34 to the Company’s Registration Statement for the purpose of adding a new series: the USA Mutuals Takeover Targets Fund (the “Fund”).  Pursuant to Rule 485(a)(2), the Company anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter.  At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5384.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures